Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt:
Long-term debt consists of first mortgage notes payable to the United States of America acting through the Federal Financing Bank (FFB) and guaranteed by the Rural Utilities Service or the U.S. Department of Energy, first mortgage bonds payable (FMBs) and first mortgage notes issued in conjunction with the sale by public authorities of pollution control revenue bonds (PCRBs). Substantially all of our owned tangible and certain of our intangible assets are pledged under our first mortgage indenture as collateral for the Federal Financing Bank notes, the first mortgage bonds, and the first mortgage notes issued in conjunction with the sale of pollution control revenue bonds.
Maturities for long-term debt and finance lease obligations through 2028 are as follows:

	(dollars in thousands)
	2024	2025	2026	2027	2028
FFB	$311,565	$284,714	$265,177	$242,177	$283,089
FMBs	63,510	62,500	62,500	62,500	62,500
PCRBs	—	—	—	—	—
	$375,075	$347,214	$327,677	$304,677	$345,589
Finance Leases	9,351	10,413	11,595	12,912	2,153
Total	$384,426	$357,627	$339,272	$317,589	$347,742
The weighted average interest rate on our long-term debt at December 31, 2023 and 2022 was 3.89% and 3.78%, respectively. The weighted average interest rate on our short-term borrowings at December 31, 2023 and 2022 was 5.72% and 4.84%, respectively.
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts at December 31, 2023 and December 31, 2022 are as follows:

	2023		2022
	Principal	Unamortized Debt Issuance Costs and Debt Discounts	Principal	Unamortized Debt Issuance Costs and Debt Discounts
	(dollars in thousands)
FFB	$6,841,352	$51,083	$7,084,148	$52,690
FMBs	4,551,010	60,987	4,152,021	52,480
PCRBs	704,190	8,490	704,190	8,972
	$12,096,552	$120,560	$11,940,359	$114,142
We use the effective interest rate method to amortize debt issuance costs and debt discounts as well as the straight-line method when the results approximate those of the effective interest rate method. Unamortized debt issuance costs and debt discounts are being amortized to expense over the life of the respective debt issues.
a)Department of Energy Loan Guarantee:
Pursuant to the loan guarantee program established under Title XVII of the Energy Policy Act of 2005, we and the U.S. Department of Energy, acting by and through the Secretary of Energy, entered into a Loan Guarantee Agreement on February 20, 2014 pursuant to which the Department of Energy agreed to guarantee our obligations under a Note Purchase Agreement, dated as of February 20, 2014 (the Original Note Purchase Agreement), among us, the Federal Financing Bank and the Department of Energy and two future advance promissory notes, each dated February 20, 2014, made by us to the Federal Financing Bank in the aggregate amount of $3,057,069,461 (the Original FFB Notes and together with the Original Note Purchase Agreement, the Original FFB Documents).
On March 22, 2019, we and the Department of Energy entered into an Amended and Restated Loan Guarantee Agreement (as amended, the Loan Guarantee Agreement) which increased the aggregate amount guaranteed by the Department of Energy to $4,676,749,167. We also entered into a Note Purchase Agreement dated as of March 22, 2019 (the Additional Note Purchase Agreement), among us, the Federal Financing Bank and the Department of Energy and a future advance promissory note, dated March 22, 2019, made by us to the Federal Financing Bank in the amount of $1,619,679,706 (the Additional FFB Note and together with the Additional Note Purchase Agreement, the Additional FFB Documents).
Together, the Original FFB Documents and Additional FFB Documents provide for a term loan facility (the Facility) under which we borrowed a total of $4,633,028,088. We received our final advance under the Facility in December 2022. Interest is payable quarterly in arrears and principal payments on all advances under the FFB Notes began in February 2020. As of December 31, 2023, we have repaid $455,060,646 of principal on the FFB Notes and the aggregate Department of Energy-guaranteed borrowings outstanding, including capitalized interest, totaled $4,177,967,442. The final maturity date is February 20, 2044. We may voluntarily prepay outstanding borrowings under the Facility. Under the FFB Documents, any prepayment will be subject to a make-whole premium or discount, as applicable. Any amounts prepaid may not be re-borrowed.
Under the Loan Guarantee Agreement, we are obligated to reimburse the Department of Energy in the event it is required to make any payments to the Federal Financing Bank under its guarantee. Our payment obligations to the Federal Financing Bank under the FFB Notes and reimbursement obligations to the Department of Energy under its guarantee, but not our covenants to the Department of Energy under the Loan Guarantee Agreement, are secured equally and ratably with all of our other obligations issued under our first mortgage indenture.
Under the Loan Guarantee Agreement, we are subject to customary borrower affirmative and negative covenants and events of default. In addition, we are subject to project-related reporting requirements and other project-specific covenants and events of default.
If certain events occur, referred to as an "Alternate Amortization Event," at the Department of Energy's option we will be required to repay the outstanding principal amount of all borrowings under the Facility over a period of five years, with level principal amortization. These events include (i) abandonment of the Vogtle Units No. 3 and No. 4 project, including a decision by Georgia Power to cancel the project, (ii) cessation of the construction of Vogtle Units No. 3 and No. 4 for twelve consecutive months, (iii) termination of the Services Agreement or rejection of the Services Agreement in bankruptcy, if Georgia Power does not maintain access to certain related intellectual property rights, (iv) termination of the Services Agreement by Westinghouse or termination of the Bechtel Agreement by Bechtel Power Corporation, (v) delivery of certain notices by the Co-owners to the Department of Energy of their intent to cancel construction of Vogtle Units No. 3 and No. 4 coupled with termination by the Co-owners of the Services Agreement or the Bechtel Agreement, (vi) failure of the Co-owners to enter into a replacement contract with respect to the Services Agreement or the Bechtel Agreement following the Co-owners' termination of such agreement with the intent to replace it, (vii) the Department of Energy's takeover of construction of Vogtle Units No. 3 and No. 4 under certain conditions, (viii) the occurrence of any Project Adverse Event that results in a cancellation of the Vogtle Units No. 3 and No. 4 project or the cessation or deferral of construction beyond the periods permitted under the Loan Guarantee Agreement, (ix) loss of or failure to receive necessary regulatory approvals under certain circumstances, (x) loss of access to intellectual property rights necessary to construct or operate Vogtle Units No. 3 and No. 4 under certain circumstances, (xi) our failure to fund our share of operation and maintenance expenses for Vogtle Units No. 3 and No. 4 for twelve consecutive months, (xii) change of control of Oglethorpe and (xiii) certain events of loss or condemnation. If we receive proceeds from an event of condemnation relating to Vogtle Units No. 3 and No. 4, such proceeds must be applied to immediately prepay outstanding borrowings under the Facility.
b)Rural Utilities Service Guaranteed Loans:
During 2023, we received advances on Rural Utilities Service-guaranteed Federal Financing Bank loans totaling $70,272,000 for long-term financing of general and environmental improvements at existing plants and the BC Smith acquisition.
In February 2024, we received an additional $6,067,000 in advances on Rural Utilities Service-guaranteed Federal Financing Bank loans for long-term financing of general and environmental improvements at existing plants.
c)Credit Facilities:
As of December 31, 2023, we had a total of $1,810,000,000 of committed credit arrangements comprised of four separate facilities with maturity dates that range from October 2024 to December 2028. These credit facilities are for general working capital purposes, issuing letters of credit and backing up outstanding commercial paper. Under our unsecured committed lines of credit that we had in place at December 31, 2023, we had the ability to issue letters of credit totaling $960,000,000 in the aggregate, of which $957,000,000 remained available. At December 31, 2023, we had (i) $2,504,000 under these lines of credit in the form of issued letters of credit and (ii) $611,000,000 dedicated under one of these lines of credit to support a like face value of commercial paper that was outstanding.
d)First Mortgage Bonds:
On December 5, 2023, we issued $400,000,000 of 6.20% first mortgage bonds, Series 2023A, for the purpose of providing long-term financing for expenditures related to the construction of Vogtle Units No. 3 and No. 4. In conjunction with the issuance of the bonds, we repaid $390,612,000 of outstanding commercial paper. The bonds are due to mature December 2053 and are secured under our first mortgage indenture.
e)Pollution Control Revenue Bonds:
On February 1, 2023, we remarketed $99,785,000 of Series 2017 pollution control revenue bonds. The remarketed bonds bear interest at indexed put rate modes until February 1, 2028 and are scheduled to mature in 2045. Our payment obligations related to these bonds are secured under our first mortgage indenture.